Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 628,000
Previously Paid Amount	0.00
Total Fee Amount	96.15
Total Offset Amount	0.00
Net Fee	96.15
Narrative - Max Aggregate Offering Price	$ 628,000
Final Prospectus	true